Commitments - Additional Information (Details)	1 Months Ended		12 Months Ended
	Oct. 31, 2016 USD ($) ft²	Mar. 31, 2016 USD ($) ft²	Dec. 31, 2017 USD ($) ft²	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Operating Leased Assets [Line Items]
Rent expense			$ 600,000		$ 500,000	$ 400,000
Office Space at 810 Seventh Avenue, New York, NY [Member]
Operating Leased Assets [Line Items]
Square footage of office space (in square feet) | ft²			8,629
Expansion option, additional square footage of office space (in square feet) | ft²			8,629
Letter of credit [Abstract]
Minimum letter of credit amount required to be maintained under lease agreement			$ 881,297
Expiration date of letter of credit			Feb. 28, 2019	Feb. 28, 2019
Office Space in New York, NY, Lease Amendment [Member]
Operating Leased Assets [Line Items]
Additional square footage of office space leased under exercise of option right (in square feet) | ft²			8,629
Lease expiration date			Mar. 31, 2021	Mar. 31, 2021
Office Space in New York, NY, Initial Lease and Lease Amendment [Member] | Year 4 [Member]
Operating Leased Assets [Line Items]
Annual base rent			$ 996,000
Office Space in New York, NY, Initial Lease and Lease Amendment [Member] | Year 5 [Member]
Operating Leased Assets [Line Items]
Annual base rent			1,000,000
Office Space in New York, NY, Initial Lease and Lease Amendment [Member] | Years Thereafter [Member]
Operating Leased Assets [Line Items]
Annual base rent			$ 1,100,000
Delcath's European Headquarters Lease Agreement [Member]
Operating Leased Assets [Line Items]
Square footage of office space (in square feet) | ft²			19,200
Annual base rent			$ 143,726	€ 183,179
Operating lease term			10 years	10 years
Office Space At 1633 Broadway, New York, NY [Member]
Operating Leased Assets [Line Items]
Square footage of office space (in square feet) | ft²		6,877
Annual base rent		$ 522,652
Letter of credit [Abstract]
Minimum letter of credit amount required to be maintained under lease agreement					$ 130,663
Expiration date of letter of credit			Mar. 31, 2019	Mar. 31, 2019
Park Road Lease Agreement [Member]
Operating Leased Assets [Line Items]
Square footage of office space (in square feet) | ft²	6,000
Annual base rent	$ 48,223
Operating lease term			2 years	2 years
Lease expiration period			2018-10	2018-10